Offsets	Aug. 13, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Alexander & Baldwin, Inc.
Form or Filing Type	S-3
File Number	333-258796
Initial Filing Date	Aug. 13, 2021
Fee Offset Claimed	$ 16,365.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	CommonCommon stock, without par valuestock, without par value
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 150,000,000.00
Termination / Withdrawal Statement	The registrant previously filed (i) a Registration Statement on Form S-3 (Registration No. 333-258796) (the "2021 Registration Statement"), initially filed with the SEC on August 13, 2021, and (ii) a prospectus supplement, dated August 13, 2021 (the "2021 Prospectus Supplement"), pursuant to the 2021 Registration Statement, relating to the offer and sale of shares of common stock having an aggregate offering price of up to $150,000,000 under the registrant's then current "at-the-market" program. In connection with the filing of the 2021 Prospectus Supplement, the total registration fee of $16,365 was fully paid. As of the date of this prospectus supplement, shares of common stock having an aggregate offering price of $150,000,000 were not sold under the 2021 Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the registration fee of $16,365 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the 2021 Prospectus Supplement and were not sold thereunder is offset against the registration fee of $29,520 due for this offering. The remaining balance of the registration fee, $13,155, has been paid in connection with this offering. The 2021 Registration Statement has expired and the registrant has terminated the offering that included the unsold securities under the 2021 Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Alexander & Baldwin, Inc.
Form or Filing Type	S-3
File Number	333-258796
Filing Date	Aug. 13, 2021
Fee Paid with Fee Offset Source	$ 16,365.00
Offset Note	See Note 1 above.